STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 12, 2022 segment individual shares	Jul. 27, 2022 USD ($) shares	Nov. 30, 2022 shares	Jan. 31, 2021 segment shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 27, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of founders | individual	2
Weighted average fair value of options granted in period (in dollars per share) | $ / shares					$ 3.58	$ 15.55	$ 15.55
Stock options, unrecognized compensation cost | $					$ 32.5		$ 9.4
Obagi and Milk Business Combinations
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental stock based compensation expense | $		$ 18.3
Fair value of equity awards in business combination | $		$ 47.7				$ 47.7
Obagi Merger
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options assumed in business combination (in shares)		5,906,300
Milk Transaction
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options assumed in business combination (in shares)		237,724
Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted (in shares)	11,500,000
Number of tranches | segment	4
Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance				1,500,000
Employee Stock | 2022 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance					16,134,716
Anniversary period, annual increase in shares issued under plan					10 years
Percentage increase in shares available for issuance					3.00%
Shares reserved for future issuance (in shares)					2,749,579
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock, unrecognized compensation cost | $							$ 12.4
Granted, weighted average grant date fair value (in dollars per share) | $ / shares						$ 38.90	$ 38.68
Restricted Stock Units (RSUs) | Obagi Merger
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity instruments assumed in business combination (in shares)		1,776,827
Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted (in shares)	692,000
Restricted Stock Units (RSUs) | Long-Term Incentive Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted (in shares)					694,537
Vesting percentage					33.00%
Restricted Stock Units (RSUs) | One-Tim Stock Grant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance			10,000
Award vesting period			3 years
Restricted Stock Units (RSUs) | Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period				5 years
Number of annual installments | segment				5
Award expiration period				10 years
Restricted stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock, unrecognized compensation cost | $					$ 11.4
Compensation cost, weighted average service period					2 years 10 months 24 days
Stock Appreciation Rights (SARs) | Milk Transaction
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity instruments assumed in business combination (in shares)		2,808,131
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost, weighted average service period					4 years 9 months 18 days
Stock options | Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	6 years
Stock options | Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period				5 years
Stock options | Predecessor Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period				5 years
Vesting percentage				75.00%
Number of annual installments | segment				5
Stock options | Predecessor Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period				3 months
Vesting percentage				25.00%
Number of quarterly installments | segment				4